Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2021
Property Plant And Equipment [Abstract]
Summary of Estimated Useful Lives

Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life
Electronic equipment	3 years
Leasehold improvement	Shorter of the lease term or estimated economic life
Vehicles	3 to 5 years

Property and equipment consisted of the following:

	As of December 31,
	2020	2021
	RMB	RMB
Leasehold improvement	57,625	218
Electronic equipment	52,220	30,115
Vehicles	2,515	2,989
	112,360	33,322
Less: accumulated depreciation	(67,275)	(18,215)
	45,085	15,107